Recapitalization	3 Months Ended
Mar. 31, 2021
Reverse Recapitalization [Abstract]
Recapitalization
3. Recapitalization
As discussed in Note 1 – Organization, on the Closing Date, OAC completed the acquisition of Hims and acquired 100% of Hims’ shares and Hims received gross proceeds of $197.7 million. Transaction costs of $16.2 million, which consist of legal, accounting, and other professional services directly related to the Merger, are included in additional paid-in
capital in the condensed consolidated balance sheet as of March 31, 2021. On the Closing Date, each Hims stockholder received approximately 0.4530 shares of the Company’s Class A common stock, par value $0.0001 per share, for each share of Hims Class A common stock, par value $0.000001 per share, that such stockholder owned (with the CEO receiving 0.4530 shares of Hims & Hers Class V common stock, par value $0.0001 per share, for each share of Hims Class V common stock, par value $0.000001 per share, that the CEO owned). Each Hims stockholder also received 0.0028 warrants exercisable for the Company’s Class A common stock, for each share of Hims Class A or Class V common stock owned by such stockholder prior to the Merger and earn-out
shares at an exchange ratio of 0.0443. See Note 13 – Redeemable Convertible Preferred Stock and Note 14 – Common Stock for additional details of the Company’s stockholders’ equity prior to and subsequent to the Merger.
As additional consideration, OAC also granted 888,143 OAC Class A common stock warrants (“Parent Warrants”) to Hims’ stockholders, 3,443 Parent Warrants to warrant holders, and approximately 35,000 RSUs to Hims’ option and RSU holders (“Parent Warrant RSUs”).
All equity awards of Hims were assumed by OAC and converted into comparable equity awards that are settled or exercisable for shares of the Company’s Class A common stock. As a result, each stock option was converted into an option to purchase shares of the Company’s Class A common stock based on an exchange ratio of 0.4530. Each award of the Hims’ RSUs was converted into RSUs of the Company based on an exchange ratio of 0.4530. Similarly, all outstanding Hims warrants were converted at an exchange ratio of 0.4530.
The Merger was accounted for as a reverse recapitalization with Hims as the accounting acquirer and OAC as the acquired company for accounting purposes. Hims was determined to be the accounting acquirer since Hims’ shareholders prior to the Merger had the greatest voting interest in the combined entity, Hims’ shareholders appointed the initial directors of the combined Board of Directors and control future appointments, Hims comprises all of the ongoing operations, and Hims’ senior management directs operations of the combined entity. Accordingly, all historical financial information presented in these unaudited condensed consolidated financial statements represents the accounts of Hims and its wholly owned subsidiaries as if Hims, rather than OAC, is the predecessor to the Company. No step-up
basis of intangible assets or goodwill was recorded and net assets were stated at historical cost consistent with the treatment of the transaction as a reverse recapitalization of Hims. The shares and net loss per common share prior to the Merger have been retroactively restated as shares reflecting the exchange ratio established in the Merger (0.4530 Company shares for 1 Hims share).
Earn-Out
Shares
Following the closing of the Merger, holders of Hims’ common stock and outstanding equity awards (including warrant, stock option and RSU holders) had the right to receive up to an aggregate amount of 16,000,000 shares of Company Class A common stock (or equivalent equity award) that would vest (in part) in equal thirds if the trading price of the Company’s Class A common stock was greater than or equal to $15.00, $17.50 and $20.00 for any 10 trading days within any
20-trading
day period on or prior to the date that is five years following the Closing Date. These shares of restricted Class A common stock and equivalent equity awards would also vest in connection with an acquisition of the Company if the applicable thresholds were met in any sale (as defined in the Merger Agreement) but subject to the same five-year deadline. In February 2021, all earn-out
thresholds were met. In the first quarter of 2021,
earn-out
awards related to option holders received final approval by the Board of Directors. The earn-out
shares are equity classified since they do not meet the liability classification criteria outlined in ASC 480,
Distinguishing Liabilities from Equity
and are both (i) indexed to the Company’s own shares and (ii) meet the criteria for equity classification.
PIPE Investment
Concurrently with the execution of the Merger Agreement, OAC entered into subscription agreements on September 30, 2020 with certain investors (the “PIPE Investors”) pursuant to which such investors collectively subscribed for 7,500,000 shares of the Company’s Class A common stock at $10.00 per share for aggregate gross proceeds of $75.0 million (the “PIPE Investment”). The PIPE Investment was consummated substantially concurrently with the closing of the Merger.